Principal Charges Account (Schedule Of Principal Charges) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Principal Charges Account [Abstract]
Attorneys' fees and expenses	$ 1,024,834	$ 1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,549,174)	(2,471,015)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$ 4,710,351	$ 4,788,510